Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Abstract]
Schedule of Performance and Making Key Decisions Condensed Consolidated Balance Sheet	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM review Several key metrics included in net income or loss and total assets, which includes the following:
	June 30, 2026	December 31, 2025
Cash and investments held in Trust Account	$233,097,832	$—
Cash	$1,087,184	$—
When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:
December 31, 2025
Prepaid expense	$6,013
Deferred offering costs	$147,971

Schedule of Performance and Making Key Decisions Condensed Consolidated Statements of Operations as Net Income or Loss
	For the Three Months Ended June 30, 2026	For the Six Months Ended June 30, 2026	For the Period from April 3, 2025 (inception) through June 30, 2025
General and administrative fees	$1,679,338	$1,878,773	$4,644
Interest earned on cash and investments held in Trust Account	$2,045,145	$3,097,832	$—

For the Period from April 3, 2025 (Inception) Through December 31, 2025
General and administrative costs	$46,064